June 30, 1999
Semi-Annual Report

July 13, 1999

Dear  Shareholders:

     During the second quarter of 1999, we increased our investment in Pathlight Technology, Inc. by purchasing $225,000 preferred stock, and converting our Note to preferred stock. Pathlight is a leading developer of storage area network technology specifically designed for the sharing of critical data storage resources. The company recently entered a multi-year agreement with the IBM Storage System Division.

     During the quarter, we also increased our investment in Hammertime Kitchen & Bath Works, Inc. with a $100,000 short-term Note. Hammertime is one of eight kitchen and bath installers nationally licensed by Sears Roebuck & Company.

     Also during the quarter, we entered into one new investment, Ellicottville Energy, Inc., with a $145,000 short-term Note. Ellicottville Energy is a cogeneration facility selling electricity to a regional utility. They also operate a hardwood lumber drying facility.

     We ended the quarter with a net asset value of $1.42 per share and a cash position of $3.1 million. Our pipeline of potential investments is very active and we hope to report on these transactions in the coming quarters.

     Thank you for your support.


     Allen F. Grum
     President


Portfolio Valuation / June 30, 1999
                                                                                         June 30, 1999            March 31, 1999
                                                                                         -------------            --------------
                                                                                                    Per                       Per
                                                                                                    share                    share
Company and Business              Type of Investment  Date Acquired       Cost        Value        of Rand       Value      of Rand
------------------------------------------------------------------------------------------------------------------------------------

American Tactile Corporation     Convertible             6/23/95         150,000      50,000        0.01         50,000      0.01
Medina, NY. Develops equipment   Debentures at 8%
and systems to produce signage.  due June 2000
www.americantactile.com          and April 2001 with
                                 detachable warrants

ARIA Wireless Systems, Inc.      Common Stock -          5/23/97         438,000     122,000        0.02        122,000      0.02
(OTC:AWSI)*                      488,000 shares
Buffalo, NY. Markets wireless
radio transmission
communication equipment.
www.ariawireless.com

BioVector, Inc.                  Common Stock -          4/17/97         445,030     520,030        0.09        485,000      0.08
Buffalo, NY.                     125,000 shares
Medical technological sales      Preferred Stock -
force company.                   260,000 shares
                                 Option to purchase
                                 10,000 Common Shares


BioWorks, Inc.                   Series A                11/6/95          56,000      56,000        0.01         56,000      0.01
Geneva, NY. Develops and         Convertible
manufactures                     Preferred Stock -
biological alternative to        32,000 shares
chemical pesticides.
www.bioworksbiocontrol.com


Clearview Cable TV, Inc.         Common Stock - 400      2/23/96          55,541      55,541        0.01         55,541      0.01
New Providence, NJ. Cable        shares
television operator.


DataView, LLC                    Convertible             10/1/98         200,000     200,000        0.04        200,000      0.04
Mt. Kisco, NY. Designs,          Subordinated Note -
develops and markets             $200,000
browser based software for       8% Due October 15,
investment professionals.        1999
www.marketgauge.com


Ellicottville Energy, Inc.       Note at 9.3%, due       6/29/99         145,000     145,000        0.03              -         -
Ellicottville, NY.               June 29, 2000
Cogeneration facility selling
electricity to a regional
utility.


Fertility Acoustics, Inc.        Common Stock            10/1/97          50,000     125,000        0.02        125,000      0.02
Buffalo, NY. Developer of        -600,000 shares
proprietary methods              Option to purchase
to diagnose onset of             180,000 shares
ovulation.


J. Giardino                      First mortgage @        2/26/88             -0-          -0-       0.00        121,112      0.02
Buffalo, NY. Commercial real     13%, paid in full
estate.                          June 1999


Hammertime, Inc.                 Convertible             10/1/98         300,000     300,000        0.05        100,000      0.04
Clarence, NY. Exclusive Sears    Preferred Stock -                                                              100,000
licensed installer               1,000 Shares
of kitchens and baths.           Senior Subordinated
                                 Note at 12% due
                                 October 2000
                                 Promissory Note at
                                 15%, due August 1999


HealthWay Products Company,      Common Stock-1,000      3/18/96         100,100     100,100        0.02        100,100      0.02
Inc.  Syracuse, NY.              shares
Manufactures air                 Promissory Note at
filters and climate              24%, due June 1996
control devices.                 4,667 warrants for
www.healthway.com                Series A Preferred
                                 Stock

InfoMiners, Inc.                 Bridge loan at 10%     12/21/98         420,000     420,000        0.07        420,000      0.07
Amherst, NY. Data warehousing    due June 1999
and decision                     147,000 warrants
support software for             for shares of stock
healthcare industries.
www.infominers.com


Lightbridge, Inc.                Common Stock -          3/31/94         109,439      72,307        0.01         66,648      0.01
(NASDAQ:LTBG)*                   5,843 shares
Burlington, MA. Provides
software based services
for wireless
telecommunications industry.
www.lightbridge.com


MINRAD, Inc.                     Common Stock -           8/4/97         429,000     949,512        0.17        949,512      0.17
Buffalo, NY. Developer of        118,689 shares
laser guided surgical devices.


Pathlight Technology, Inc.       Class A Series          10/7/97         425,000     425,000        0.07        200,000      0.04
Ithaca, NY. Develops high        Convertible
technology Serial                Preferred
Storage Architecture for         Stock - 200,000
computer industry.               shares with 6%
www.pathlight.com                cumulative
                                 dividend.
                                 Preferred Class B -
                                 117,187 shares
                                 67,578 warrants for
                                 shares of stock


Platform Technology Holdings,    Two units with          9/24/97           8,045      60,000        0.01         60,000      0.01
LLC                              option for two
Charlottesville, VA. Provides    additional units
sales support and
management for unique medical
businesses.

Reflection Technology, Inc.      Series J                10/4/95         500,000     150,000        0.03        150,000      0.02
Waltham, MA. Develops and        Convertible
licenses proprietary             Preferred Stock -
virtual display technology.      243,903 shares
www.reflectiontech.com


UStec, Inc.                      Promissory Note at     12/17/98         100,000     100,000        0.02        100,000      0.02
Victor, NY. Manufacturers and    12% due December
markets digital wiring           2003
systems for residential new      50,000 warrants for
home construction.               common shares
www.ustecnet.com


Other investments                Other                                   471,296          62        0.00         10,330      0.00
                                 Total portfolio                       4,402,451   3,850,552        0.68      3,471,243      0.61
                                 investments                           =========

                                 Cash and Cash                                     3,076,444        0.54      3,505,402      0.61
                                 equivalents

                                 Net receivables(payables)                            79,078        0.01         98,868      0.02
                                                                                      ------                     ------

                                 Net Assets before                                 7,000,074        1.23      7,075,513      1.24
                                 Taxes

                                 Tax provision (benefit)                          (1,071,880)      (0.19)    (1,071,880)    (0.19)
                                                                                  -----------                -----------

                                 Net Assets                                        8,077,954                  8,147,393
                                                                                   =========                  =========

                                 Net Asset Value per                                                1.42                     1.43
                                 Share (5,708,034
                                 shares outstanding
                                 during both periods)



* Publicly owned company   ^ Unrestricted securities as defined in Note (a)

Note: Restricted securities, including securities of publicly-owned companies which are subject to restrictions on resale, are valued at fair value as determined by the Board of Directors. Fair value is considered to be the amount which the Corporation may reasonably expect to receive for portfolio securities if such securities were sold on the valuation date. Valuations as of any particular date, however, are not necessarily indicative of amounts which may ultimately be realized as a result of future sales or other dispositions of securities. Among the factors considered by the Board of Directors in determining the fair value of restricted securities are the financial condition and operating results, projected operations, and other analytical data relating to the investment. Also considered are the market prices for unrestricted securities of the same class (if applicable) and other matters which may have an impact on the value of the portfolio company.

Rand Capital Corporation
Board of Directors (Elected by Shareholders April 27, 1999)

                  Reginald B. Newman II     Chairman of the Board
                  Allen F. Grum
a, c              Luiz F. Kahl
g                 Erland E. Kailbourne
c, g              Ross B. Kenzie
a                 Willis S. McLeese
a, c, g           Jayne K. Rand
a - Member of audit committee
c - Member of compensation committee
g - Member of governance committee


Officers              Title                               Email
--------              -----                               -----
Allen F. Grum         President, Chief Executive Officer  pgrum@randcap.com
Nora B. Sullivan      Executive Vice President            nsullivan@randcap.com
Daniel P. Penberthy   Chief Financial Officer             dpenberthy@randcap.com


Corporate Data
Stock Listing                      NASDAQ SmallCap Market - symbol RAND
Transfer Agent and Registrar       Continental Stock Transfer & Trust Company
General Counsel                    Hodgson, Russ, Andrews, Woods & Goodyear, LLP
Independent Accountants            Deloitte & Touche LLP
Number of Shareholders             786 (as of March 15, 1999)


Rand is actively seeking business opportunities for investment consideration. If you are aware of such businesses which may need Rand's support and assistance, please feel free to contact us.

Rand Capital Corporation
2200 Rand Building
Buffalo, NY 14203
Tel: 716-853-0802
Fax: 716-854-8480

Rand Capital Corporation
Statements of Financial Position
June 30, 1999 and December 31, 1998


Assets                                                              Unaudited June 30, 1999                December 31, 1998
------                                                              -----------------------                -----------------

Investments at Directors' valuation(cost: at                            $ 3,852,213                           $ 3,387,170
6/30/99 - $4,402,451;
at 12/31/98 - $4,047,800
Cash and cash equivalents                                                 3,076,444                             3,757,399
Interest receivable (net of allowance of $13,167                             60,164                                65,616
at 6/30/99 and $13,167 at 12/31/98)
Deferred tax asset                                                        1,071,880                             1,071,880
Other assets                                                                 70,782                                23,973
                                                                             ------                                ------
Total Assets                                                            $ 8,131,482                           $ 8,306,038
                                                                        ===========                             =========

Liabilities and Stockholders' Equity (Net
Assets)
Liabilities:
Accounts payable and accrued expenses                                      $ 50,168                           $    67,306
Income taxes payable                                                          1,701                                 1,700
                                                                              -----                                 -----
Total Liabilities                                                            51,869                                69,006
                                                                             ------                                ------

Stockholders' Equity (Net Assets):
Common stock, $.10 par - shares authorized                                  570,804                               570,804
10,000,000 issued and outstanding 5,708,034 at
June 30, 1999 and December 31, 1998.
Capital in excess of par value                                            6,889,379                             6,889,379
Undistributed net investment (loss)                                      (1,806,535)                           (1,568,711)
Undistributed realized gain on investments                                2,710,831                             2,739,156
Net unrealized (depreciation) of investments                               (284,865)                             (393,596)
                                                                           ---------                             ---------
Net Assets (per share 6/30/99 $1.42; 12/31/98 - $1.44)                    8,079,614                             8,237,032
                                                                          ---------                             ---------

Total Liabilities and Stockholder's Equity                              $ 8,131,482                           $ 8,306,038
                                                                          =========                             =========

Rand Capital Corporation
Statements of Operations
Six Months ended June 30, 1999 and December 31, 1998



                                                                     Unaudited June 30, 1999               December 31, 1998
                                                                     -----------------------               -----------------

Investment income:
     Interest from portfolio companies                                     $ 73,622                             $ 211,795
     Interest from other investments                                         76,724                                76,217
     Other income                                                            10,680                                57,198
                                                                             ------                                ------
                                                                            161,026                               345,210
                                                                            -------                               -------
Expenses:
     Salaries                                                               156,034                               179,964
     Employee benefits                                                       44,674                                 9,828
     Directors' fees                                                         20,000                                13,500
     Legal fees                                                              18,957                                23,816
     Professional fees                                                       15,398                                 9,043
     Stockholder and office                                                  33,487                                69,238
     Insurance                                                               20,400                                22,500
     Corporate development                                                   10,617                                43,391
     Other operating                                                         73,382                               (16,781)
                                                                             ------                               --------
                                                                            392,949                               354,499
                                                                            -------                               -------

Investment (loss) before income taxes                                      (231,923)                               (9,289)
     Income taxes provision                                                   5,900                                 5,600
     Deferred income tax provision (benefit)                                      -                              (120,805)
                                                                          ---------                              ---------
Investment (loss) - net                                                    (237,823)                              105,916
                                                                           ---------                              -------
Realized and unrealized gain (loss) on
investments:
     Net gain (loss) on sales and dispositions                              (28,325)                              (91,013)
                                                                            --------                              --------
     Net realized gain (loss) on investments                                (28,325)                              (91,013)
     Deferred income tax provision                                                0                                     -
                                                                            --------                              --------
Net realized gain (loss)                                                    (28,325)                              (91,013)
                                                                            --------                              --------
Unrealized appreciation (depreciation) on
investments:
     Beginning of period                                                   (660,630)                             (532,947)
     End of period                                                         (551,889)                             (660,630)
                                                                           ---------                             ---------
     Increase (decrease) in unrealized                                      108,731                              (127,683)
     appreciation
     Deferred income tax provision (benefit)                                                                       79,826
                                                                            --------                              -------
Net increase (decrease) in unrealized                                       108,731                               207,509
appreciation                                                                -------                               -------

Net realized and unrealized gain (loss) on                                   80,406                               298,522
investments                                                                  ------                               -------

Net increase (decrease) in net assets from                                 $157,417                              $192,606
operations                                                                 ========                              ========